Earnings Per Share - Earnings per share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Earnings Per Share [Abstract]
Weighted average common shares oustanding during the period-shares used for basic earnings per common share	9,629	9,523	9,360
Common shares issuable under share based payment plans which are potentially dilutive	81	82	114
Common shares used for diluted earnings per common share	9,710	9,605	9,474
Net income	$ 10,019	$ 15,385	$ 7,808
Basic	$ 1.04	$ 1.62	$ 0.83
Diluted	$ 1.03	$ 1.60	$ 0.82